Share capital	12 Months Ended
Dec. 31, 2024
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Share capital

12. Share capital

	Number of shares	Amount USD

Issued ordinary shares with USD1 par value classified as equity instruments:
As at January 1, 2023/December 31, 2023/December 31, 2024	10,000	10,000

Ordinary shares

The Company was established under the laws of British Virgin Islands on August 28, 2024. The authorized numbers of ordinary shares were 50,000 shares with USD1 par value each as of December 31, 2024, December 31, 2023 and at the date of incorporation, respectively.

At the date these combined and consolidated financial statements were issued, a total of 10,000 ordinary shares of USD1 par value were issued and outstanding.

The holders of ordinary shares are entitled to participate in dividends, and to share in the proceeds of winding up the company in proportion to the number of and amounts paid on the shares held.